Summary of Fair Value of IPR&D Intangible Assets (Details) - In Process Research and Development [Member] $ in Thousands	Nov. 14, 2024 USD ($)
Finite-Lived Intangible Assets [Line Items]
Total in-process research and development	$ 39,180
AKTX 101 [Member]
Finite-Lived Intangible Assets [Line Items]
Total in-process research and development	34,000
PHP 303 [Member]
Finite-Lived Intangible Assets [Line Items]
Total in-process research and development	$ 5,180